Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Entity Central Index Key	0000105418
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity File Number	1-5039
Entity Registrant Name	WEIS MARKETS, INC.
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	24-0755415
Entity Address, Address Line One	1000 South Second Street
Entity Address, City or Town	Sunbury
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17801
City Area Code	570
Local Phone Number	286-4571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	WMK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false